Property, plant and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	$ 6,627,656	$ 6,258,214	$ 5,764,747
Accumlated depreciation	(2,493,727)	(2,308,313)	(2,118,069)
Property, plant and equipment, beginning	3,949,901	3,646,678
Additions	394,892	512,004
Disposals	(7,591)	(5,459)
Transfers
Depreciation for the period	(203,273)	(203,322)
Property, plant and equipment, ending	4,133,929	3,949,901
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost	113,419	107,069	105,036
Accumlated depreciation	(34,504)	(32,768)	(30,027)
Property, plant and equipment, beginning	74,301	75,009
Additions	3,496	1,457
Disposals	(3)
Transfers	3,048	575
Depreciation for the period	(1,927)	(2,740)
Property, plant and equipment, ending	78,915	74,301
Substations [Member]
IfrsStatementLineItems [Line Items]
Cost	1,022,330	970,064	945,941
Accumlated depreciation	(445,380)	(410,962)	(378,157)
Property, plant and equipment, beginning	559,102	567,784
Additions	7,744	209
Disposals	(3,093)	(2,974)
Transfers	50,337	31,952
Depreciation for the period	(37,140)	(37,869)
Property, plant and equipment, ending	576,950	559,102
Voltage Lines [Member]
IfrsStatementLineItems [Line Items]
Cost	2,676,783	2,457,630	2,375,215
Accumlated depreciation	(1,212,794)	(1,135,381)	(1,054,475)
Property, plant and equipment, beginning	1,322,249	1,320,740
Additions	28,405	4,834
Disposals	(1,289)	(2,038)
Transfers	201,074	86,671
Depreciation for the period	(86,450)	(87,958)
Property, plant and equipment, ending	1,463,989	1,322,249
Meters Chambers Platforms [Member]
IfrsStatementLineItems [Line Items]
Cost	1,180,534	1,101,610	1,053,652
Accumlated depreciation	(568,894)	(525,679)	(479,957)
Property, plant and equipment, beginning	575,931	573,695
Additions	24,774	16,637
Disposals	(2,881)	(360)
Transfers	58,667	31,810
Depreciation for the period	(44,851)	(45,851)
Property, plant and equipment, ending	611,640	575,931
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	391,164	390,749	335,593
Accumlated depreciation	(232,155)	(203,523)	(175,453)
Property, plant and equipment, beginning	187,226	160,140
Additions	12,806	33,344
Disposals	(325)	(87)
Transfers	(7,793)	22,733
Depreciation for the period	(32,905)	(28,904)
Property, plant and equipment, ending	159,009	187,226
Construction In Process [Member]
IfrsStatementLineItems [Line Items]
Cost	1,199,462	1,186,030	932,090
Accumlated depreciation
Property, plant and equipment, beginning	1,186,030	932,090
Additions	317,667	455,523
Disposals
Transfers	(304,235)	(201,583)
Depreciation for the period
Property, plant and equipment, ending	1,199,462	1,186,030
Suppliers And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Cost	43,964	45,062	17,220
Accumlated depreciation
Property, plant and equipment, beginning	45,062	17,220
Additions
Disposals
Transfers	(1,098)	27,842
Depreciation for the period
Property, plant and equipment, ending	$ 43,964	$ 45,062